UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Operating Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo            Greenwich, CT             November 14, 2008
-----------------------     --------------------------    ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $2,136,952
                                        (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
AMERICAN TOWER CORP           CL A             29912201    149,717   4,162,284  SH           SOLE       NONE    4,162,284
ANNALY CAP MGMT INC           COM              35710409    78,331    5,823,900  SH           SOLE       NONE    5,823,900
APPLE INC                     COM              37833100    120,159   1,057,178  SH           SOLE       NONE    1,057,178
CHIPOTLE MEXICAN GRILL INC    CL B             169656204    19,254     411,843  SH           SOLE       NONE      411,843
CISCO SYS INC                 COM              17275R102    56,607   2,509,196  SH           SOLE       NONE    2,509,196
COGENT COMM GROUP INC         COM NEW          19239V302     3,794     491,400      CALL     SOLE       NONE      491,400
CVS CAREMARK CORPORATION      COM              126650100   148,669   4,416,774  SH           SOLE       NONE    4,416,774
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    38,748   1,359,087  SH           SOLE       NONE    1,359,087
GOOGLE INC                    CL A             38259P508    29,079      72,604  SH           SOLE       NONE       72,604
HANSEN NAT CORP               COM              411310105     7,334     242,442  SH           SOLE       NONE      242,442
MASTERCARD INC                CL A             57636Q104   211,202   1,191,012  SH           SOLE       NONE    1,191,012
MEDCO HEALTH SOLUTIONS INC    COM              58405U102    72,789   1,617,532  SH           SOLE       NONE    1,617,532
MERCADOLIBRE INC              COM              58733R102     6,045     297,028  SH           SOLE       NONE      297,028
NEWS CORP                     CL A             65248E104    19,269   1,607,111  SH           SOLE       NONE    1,607,111
NII HLDGS INC                 CL B NEW         62913F201   167,419   4,415,051  SH           SOLE       NONE    4,415,051
POTASH CORP SASK INC          COM              73755L107    68,095     515,835  SH           SOLE       NONE      515,835
QUALCOMM INC                  COM              747525103   157,444   3,664,054  SH           SOLE       NONE    3,664,054
QUALCOMM INC                  COM              747525103   212,590   4,947,400      CALL     SOLE       NONE    4,947,400
SBA COMMUNICATIONS CORP       COM              78388J106   154,140   5,958,254  SH           SOLE       NONE    5,958,254
SIRIUS SATELLITE RADIO INC    NOTE 2.500% 2/1  82966UAC7    24,100  26,630,000  PRN          SOLE       NONE   26,630,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5    18,997  31,400,000  PRN          SOLE       NONE   31,400,000
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   105,873   2,312,145  SH           SOLE       NONE    2,312,145
WATERS CORP                   COM              941848103   131,348   2,257,607  SH           SOLE       NONE    2,257,607
WYETH                         COM              983024100    35,937     972,855  SH           SOLE       NONE      972,855
ZIMMER HLDGS INC              COM              98956P102   100,012   1,549,131  SH           SOLE       NONE    1,549,131


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